Equity, Anti-Dilution Feature (Q2) (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 07, 2023	Mar. 31, 2020	Jun. 30, 2023	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Class A-1 Anti-Dilution Feature [Abstract]
Accrued other			$ 22,873		$ 17,800	$ 13,792
Number of new issued shares value			0	$ 28,500
Class A-1 Units [Member]
Class A-1 Anti-Dilution Feature [Abstract]
Consideration for aditional shares issuable			0
Accrued other			2,600
Additional shares issued (in shares)	174
Number of new issued shares value	$ 2,500	$ 28,500
Class A-1 Units [Member] | Other (Expense) Income [Member]
Class A-1 Anti-Dilution Feature [Abstract]
Loss on derivative			$ 5,100